Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended	3 Months Ended						9 Months Ended	12 Months Ended
	Nov. 14, 2024	Oct. 25, 2024	Oct. 07, 2024	Sep. 04, 2024	Apr. 05, 2022	Feb. 29, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 24, 2024	Oct. 30, 2024	Sep. 29, 2023
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services					10,000
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues							442,000			141,000	135,000			343,000	10,000
Stock Issued During Period, Shares, Issued for Services									2,000	121,000		11,000		139,000	28,000
Employment Agreement [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				400,000
Employee-related Liabilities, Current				$ 90,000
Stock Issued During Period, Shares, Issued for Services				180,000
Shares Issued, Price Per Share				$ 0.50
[custom:StockIssuedDuringPeriodSharesAgreedToIssue]				100,000
Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Authorized														240,000	240,000
Preferred Stock, Voting Rights													holders of Series C Preferred Stock shall have no voting rights; except that nothing will limit a holder’s voting rights with respect to shares of any other class of the Company’s common stock held from time to time.	holders of Series C Preferred Stock shall have no voting rights; except that nothing will limit a holder’s voting rights with respect to shares of any other class of the Company’s common stock held from time to time.
Preferred Stock, Value, Issued
Preferred Stock, Par or Stated Value Per Share														$ 0.0001	$ 0.0001
LDI Investments LLC [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																		$ 1,400
Subsequent Event [Member]
Subsequent Event [Line Items]
Unsecured Debt			$ 2,500
[custom:VotingPowerPercentage-0]			4.99%
Conversion of Stock, Description			If the shareholders of the Company approve the conversion of the Series F and the Series F-1 Preferred Stock at a meeting to be called for that purpose, each such share will be convertible into common stock by a conversion ratio equal to the stated value of the Series F or F-1 share divided by the Series F Conversion Price. The initial Series F Conversion Price is $0.50 per common share, which is subject to a “Floor Price” equal to 20% of the “Minimum Price” as defined in the Nasdaq Rules. The Series F Conversion Price and the Floor Price are subject to equitable adjustment. In addition, if during the next two years the sum of the common shares outstanding on October 7, 2024 plus shares issuable on conversion of Preferred Stock plus shares issuable on conversion of securities issued in the initial financing of the post-merger company plus shares issued to settle pre-existing liabilities (collectively, the “Measuring Shares”) exceeds 14,848,485, then the Series F Conversion Price will be adjusted to retain the ratio of common share issuable on conversion to the Measuring Shares. Likewise, if the number of Measuring Shares on October 7, 2025 is less than 14,848,485, then the Series F Conversion Price will be adjusted to retain the ration of the Measuring Shares to the number of shares issuable on conversion.
Subsequent Event [Member] | Senior Secured Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 1,900
Proceeds from Issuance of Private Placement	$ 1,600
Debt Instrument, Interest Rate Terms	20% original issue discount and do not bear interest unless and until one or more of the customary events of default set forth therein occurs, whereupon each Note will bear interest at a rate of 18% per annum. If the Note remains outstanding for 180 days, the Note also requires a special one-time interest payment of 30% which will increase the principal of each Note accordingly. Upon the occurrence of an event of default, each Investor also has the right to require the Company to pay all or any portion of the Note at a 25% premium. Further, the Company is required to prepay the Notes in connection with certain sales of securities or assets at each Investor’s election in an amount equal to 35% of the gross proceeds from such sales. The Company also has the right to prepay all, but not less than all, of the outstanding amounts under the Notes, at its election.
Subsequent Event [Member] | Senior Secured Notes [Member] | Pre Funded Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	363,602
Subsequent Event [Member] | Debt Agreement [Member] | Investor [Member]
Subsequent Event [Line Items]
Secured Debt			$ 4,100
Unsecured Debt			$ 2,500
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.50
Investments	$ 400
Subsequent Event [Member] | Purchase Agreement [Member] | Pre Funded Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.499
Subsequent Event [Member] | Series F Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Authorized			70,000,000.0
Preferred Stock, Voting Rights			Each share of Series F Preferred Stock has a stated value of $0.50. The holder of Series F Preferred Stock has no voting rights by reason of those shares, except that the approval by holders of more than 50% of the outstanding Series F Preferred Stock will be required for any corporate action that would adversely affect the preferences, privileges or rights of the Series F Preferred Stock.
Subsequent Event [Member] | Series F Preferred Stock [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Preferred Stock, Value, Issued	$ 400
[custom:InvestmentAmountPercentage-0]	50.00%
Subsequent Event [Member] | Series F Preferred Stock One [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Authorized			1,000,000.0
Subsequent Event [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
[custom:NumberOfSharesTransferred]		117,586
Convertible Preferred Stock, Shares Issued upon Conversion		1,100,000
Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Authorized			255,474
Preferred Stock, Voting Rights			Each share of Series D Preferred Stock has a stated value of $10.00. The holder of Series D Preferred Stock has no voting rights by reason of those shares, except that the approval by holders of more than 50% of the outstanding Series D Preferred Stock will be required for any corporate action that would adversely affect the preferences, privileges or rights of the Series D Preferred Stock.
Debt Instrument, Convertible, Conversion Price			$ 1.80
[custom:VotingPowerPercentage-0]			9.99%
Subsequent Event [Member] | Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Authorized			200,000
Preferred Stock, Voting Rights			Each share of Series E Preferred Stock has a stated value of $10.00. The holder of Series E Preferred Stock has no voting rights by reason of those shares, except that the approval by holders of more than 50% of the outstanding Series E Preferred Stock will be required for any corporate action that would adversely affect the preferences, privileges or rights of the Series E Preferred Stock.
Debt Instrument, Convertible, Conversion Price			$ 0.25
[custom:VotingPowerPercentage-0]			9.99%
Subsequent Event [Member] | Series F-1 Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Voting Rights			The material terms of the Series F-1 Preferred Stock are identical to the material terms of the Series F Preferred Stock, except that holders of Series F-1 Preferred Stock are entitled to case one vote per share at any meeting of the Company’s shareholders.
Subsequent Event [Member] | Beeline Financial Holdings Inc [Member] | Series F Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions			69,482,229
Subsequent Event [Member] | Beeline Financial Holdings Inc [Member] | Series F Preferred Stock One [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions			517,771
Subsequent Event [Member] | Aegis, Bigger, District 2 and LDI [Member] | Debt Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			119,873
Subsequent Event [Member] | Aegis, Bigger, District 2 and LDI [Member] | Series C Preferred Stock [Member] | Debt Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			31,234
Subsequent Event [Member] | Bigger and District 2 [Member] | Series D Preferred Stock [Member] | Debt Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			255,474
Unsecured Debt			$ 2,600
Subsequent Event [Member] | Bigger and District 2 [Member] | Series E Preferred Stock [Member] | Debt Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			200,000
Unsecured Debt			$ 2,000
Subsequent Event [Member] | Bigger, District 2, Esping, WPE and Grammen [Member] | Debt Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			108,899
Unsecured Debt			$ 900
Subsequent Event [Member] | Esping, WPE and Grammen [Member] | Debt Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			190,000
Unsecured Debt			$ 200
Subsequent Event [Member] | LDI Investments LLC [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																$ 400	$ 300
Subsequent Event [Member] | LDI Investments LLC [Member]
Subsequent Event [Line Items]
Proceeds from Short-Term Debt						$ 600
Subsequent Event [Member] | Two Investors [Member] | Series F Preferred Stock [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Preferred Stock, Value, Issued	$ 100
Preferred Stock, Par or Stated Value Per Share	$ 0.50